Financial Instruments (Fair Value Of The Long Term Debt Including The Current Portion) (Details) (USD $) In Millions	Jul. 02, 2011	Jul. 03, 2010
Financial Instruments
Fair Value of Long-term debt	$ 2,413	$ 2,777
Carrying Amount of Long-term debt	$ 2,409	$ 2,629